Summary of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 161	$ 184	$ 903
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	130
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 31